Business Acquisitions and Loss of Control - Schedule of business acquisition (Details) $ / shares in Units, $ in Thousands	Jul. 31, 2022 CAD ($) Share	Sep. 01, 2021 CAD ($) Share $ / shares shares	Aug. 30, 2021 CAD ($) Share $ / shares	Jul. 31, 2021 CAD ($) Share	Jun. 01, 2021 CAD ($) Share $ / shares shares	Jul. 31, 2020 CAD ($)
Non-current assets
Goodwill	$ 0			$ 88,189		$ 0
Non-current liabilities
Non-controlling interest	$ 0			$ (1,340)
48 North Cannabis Corp.
Disclosure of detailed information about business combination [line items]
Shares issued | Share		5,352,005
Par value of shares issued | $ / shares		$ 3.1
Value of shares issued		$ 16,591
Number of Replacement warrants outstanding | shares		1,554,320
Value of Replacement warrants outstanding		$ 769
Number of Replacement options issued | shares		17,766
Value of Replacement options issued		$ 18
Settlement of pre-existing debt		5,000
Total fair value of consideration		22,378
Current assets
Cash and cash equivalents		989
Accounts receivable		1,263
Other receivables		259
Prepaid expenses		2,962
Inventory		5,040
Biological assets		875
Assets held for sale		2,513
Non-current assets
Property, plant and equipment		9,683
Intangible assets		2,500
Goodwill		11,453
Total assets		37,537
Current liabilities
Accounts payable and accrued liabilities		(10,580)
Excise taxes payable		(555)
Lease liability - current		(178)
Non-current liabilities
Lease Liability		(553)
Term Loan		(3,293)
Total liabilities		(15,159)
Total net assets acquired		$ 22,378
Redecan
Disclosure of detailed information about business combination [line items]
Cash			$ 402,173
Shares issued | Share	256,776		69,721,116
Par value of shares issued | $ / shares			$ 3.07
Value of shares issued			$ 214,044
Total fair value of consideration			616,217
Current assets
Cash and cash equivalents			20,027
Accounts receivable			9,795
Prepaid expenses			4,366
Excise taxes receivable			2,566
Inventory			37,229
Biological assets			7,476
Income tax recoverable			4,947
Non-current assets
Property, plant and equipment			125,844
Cultivation and processing license			73,079
Brands			94,700
Know-how intangible asset			27,337
Intangible assets			1,221
Goodwill			275,397
Total assets			683,984
Current liabilities
Accounts payable and accrued liabilities			(4,340)
Excise taxes payable			(1,125)
Lease liability - current			(144)
Income Tax Payable			(188)
Non-current liabilities
Lease Liability			(1,117)
Deferred tax liabilities			(60,853)
Total liabilities			(67,767)
Total net assets acquired			$ 616,217
Zenabis Global Inc
Disclosure of detailed information about business combination [line items]
Shares issued | Share				448,639	17,579,336
Par value of shares issued | $ / shares					$ 8.61
Value of shares issued					$ 151,358
Number of Replacement warrants outstanding | shares					5,970,370
Value of Replacement warrants outstanding					$ 32,354
Number of Replacement options issued | shares					905,902
Value of Replacement options issued					$ 5,727
Number of Replacement RSU's and DSU's issued | shares					223,497
Value of Replacement RSU's and DSU's issued					$ 1,554
Settlement of pre-existing debt					20,760
Total fair value of consideration					211,753
Current assets
Cash and cash equivalents					2,804
Accounts receivable					3,822
Other receivables					198
Excise taxes receivable					86
Inventory					40,636
Biological assets					8,892
Non-current assets
Property, plant and equipment					129,074
Prepaid expenses					5,670
Cultivation and processing license					28,914
Brands					5,400
Goodwill					88,189
Total assets					313,685
Current liabilities
Accounts payable and accrued liabilities					(22,161)
Loans					(52,194)
Convertible debentures					(11,724)
Non-current liabilities
Lease Liability					(17,059)
Deferred tax liabilities					(134)
Total liabilities					(103,272)
Non-controlling interest					1,340
Total net assets acquired					$ 211,753